Label	Element	Value
M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	M LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities or variable life insurance plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If those fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company. If those fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach, government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted.

Additionally, Environmental, Social, and Governance ("ESG") is an important part of DSM's investment process and is fully integrated into its stock selection, monitoring, and selling processes. DSM assigns a proprietary ESG score to every company that it researches. Scores range from CCC to AAA, and DSM utilizes MSCI's ESG Ratings and Controversies as a starting point to make adjustments to ESG scores across key categories: (1) UN Global Compact Compliance - DSM monitors whether companies are designated as Pass, Watchlist or Fail; (2) Environment - Companies are evaluated based on (i) whether they have a Net Zero target year and what target date is set, (ii) whether they report Scope 1, 2, and 3 greenhouse gas emissions, and (iii) a proprietary environmental controversy score; (3) Social - Companies are evaluated based on (i) privacy & data policies, (ii) human capital management, and (iii) a proprietary social controversy score; (4) Governance - Companies are evaluated based on (i) whether they report their board diversity and their percentage of diverse board members, (ii) board effectiveness, (iii) executive compensation, (iv) ownership and control, and (v) a proprietary governance controversy score. Each Analyst/Portfolio Manager at DSM completes in-depth fundamental research on ESG subjects impacting our holdings and then assigns scores using a consistent methodology. DSM stores all ESG scores, communications, and developments in centralized folders on Bloomberg so that companies' ESG histories and DSM's ESG activities are available to all Analyst/Portfolio Managers.

ESG scores are included in DSM's internal research summaries and have an impact on DSM's investment decisions and our overall assessment of a stock, which affect position sizing and selection. ESG considerations have both kept DSM from investing in certain companies and have led to selling portfolio holdings.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the Russell 1000® Growth Index. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the Russell 1000® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 25.91% (for the quarter ended 6/30/2020) Lowest quarterly return: (17.70)% (for the quarter ended 6/30/2022)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.70%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 1000® Growth Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2023)
M Large Cap Growth Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
M Large Cap Growth Fund | Large-Capitalization Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
M Large Cap Growth Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.
M Large Cap Growth Fund | Growth Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Securities Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore, growth securities may go in and out of favor over time.
M Large Cap Growth Fund | Foreign Securities and Currencies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Currencies Risk. Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar), which may make the return on an investment increase or decrease unrelated to the quality or performance of the investment itself. The Fund does not hedge foreign security risk or foreign currency risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.
M Large Cap Growth Fund | Economic and Market Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact the Fund's performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Companies, including banks and financial services companies, could suffer losses if interest rates rise or economic conditions deteriorate.
M Large Cap Growth Fund | Additional Market Disruption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Additional Market Disruption Risk. Financial and securities markets are volatile and may be affected by political, regulatory, social, economic, and other global developments and disruptions, including those arising out of geopolitical events, armed conflict, public health emergencies (such as the spread of infectious diseases, pandemics, and epidemics), natural disasters, terrorism and governmental or quasi-governmental actions. Such changes may be rapid and unpredictable. These events may negatively affect issuers, industries and markets worldwide and adversely affect the value and liquidity of the Fund and its investments. In February 2022, Russia commenced a military attack on Ukraine. In response, various countries, including the U.S., issued broad-ranging sanctions on Russia and certain Russian companies and individuals. Although the hostilities between the two countries may escalate and any existing or future sanctions could have a severe adverse effect on Russia's economy, currency, companies and region, these events may negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions may have a negative effect on the Fund's investments and performance beyond any direct or indirect exposure the Fund may have to Russian issuers or those of adjoining geographic regions. The sanctions and compliance with these sanctions may impair the ability of the Fund to buy, sell, hold or deliver Russian securities and/or other assets, including those listed on U.S. or other exchanges. Russia may also take retaliatory actions or countermeasures, such as cyberattacks and espionage, which may negatively impact the countries and companies in which the Fund may invest. Accordingly, there may be a heightened risk of cyberattacks by Russia in response to the sanctions. The extent and duration of the military action or future escalation of such hostilities; the extent and impact of existing and any future sanctions, market disruptions and volatility; the potential for wider conflict; and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on the Fund's investments as well as the Fund's performance, and the value or liquidity of certain securities held by the Fund may decline significantly. In addition, rising tensions between China and Taiwan over a forced reunification have caused concerns in the region and globally. China sees self-ruled Taiwan as a breakaway province that will eventually be part of China again. Previous efforts by China's leadership sought to bring about reunification by non-military means. Beginning in 2021, concerns escalated when China began sending military aircraft into Taiwan's air defense zone, a self-declared area where foreign aircraft are identified, monitored and controlled in the interests of Taiwan's national security. These actions have caused Taiwan and other countries to fear further escalation in the region. Any escalation of hostility between China and/or Taiwan would likely have a significant adverse impact on the value of investments in both countries and on economies, markets and individual securities globally, which could negatively affect the value and liquidity of the Fund's investments. Recently, the Israel-Hamas war has resulted in significant loss of life and increased volatility in the Middle East, and there is a risk that the war could worsen or spread within the region. The conflict between Israel and Hamas and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund's performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict, but could be substantial.
M Large Cap Growth Fund | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk. The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
M Large Cap Growth Fund | ESG Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Risk. ESG is an important part of DSM's investment process and is fully integrated into its stock selection, monitoring, and selling processes. There is no guarantee that DSM's ESG policy will result in the optimal asset allocation or portfolio construction leading to the best risk-adjusted returns. Moreover, the companies or industries subject to negative screening may not necessarily correspond directly with investors' own subjective views or ethical and moral standards or ESG aspirations. ESG considerations may be based on company disclosures or third-party information sources that are forward looking statements of intent and not necessarily fact-based or objectively measurable. This lack of uniformity and objective metrics can lead to missed opportunities or miscalculations as to the realized future impact of perceived positive and negative ESG factors on company fundamentals, leading to less than desired investment outcomes. DSM makes no express or implied representations or warranties regarding the accuracy, completeness, effectiveness, fairness, or fitness for a particular purpose with respect to ESG assessments, negative screens, integration or engagement activities.
M Large Cap Growth Fund | Sustainability Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sustainability Risk. DSM's ESG policy integrates sustainability risks into its investment objectives and policies by identifying, evaluating and managing relevant risks. DSM measures and integrates sustainability risks based on their financial materiality using a blend of inputs including proprietary analysis and third-party information sources. Sustainability risks may be based on company disclosures or third-party information sources that are forward looking statements of intent and not necessarily fact-based or objectively measurable. There is no guarantee that this data will be correctly assessed. A "sustainability risk" means an environmental, social or governance event or condition that, if it occurs, could cause an actual or a potential material negative impact on the value of the investment. If a sustainability risk associated with an investment materializes, it could lead to the loss in value of an investment. Sustainability risks may vary from investment to investment and could include, but are not limited to, risks of environmental damage, social risks (including safety and human rights violations and exploitation), governance risks (inadequate oversight and internal governance of the companies, including management and board structure, compensation and approach to anti-bribery and anti-corruption, litigation risks linked to ESG issues, as well as the risk of political and regulatory changes on investments related to each of the foregoing.
M Large Cap Growth Fund | Preferred Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stocks are subject not only to issuer-specific and market risks generally applicable to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company's preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company's preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. An issuer may decide to call its outstanding preferred stock in various environments based on its assessment of the relative cost of capital across the company's capital structure.
M Large Cap Growth Fund | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Certain types of convertible securities may decline in value or lose their value entirely in the vent the issuer's financial condition becomes significantly impaired. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
M Large Cap Growth Fund | Rights and Warrants Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rights and Warrants Risk. Rights and warrants involve the risk that a Fund could lose the purchase price of such instruments if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants or rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the subscribed security's market price, such as when there is no movement in the level of the underlying security.
M Large Cap Growth Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk exists when investments are difficult to sell as the result of low trading volume, lack of market makers, and/or legal restrictions. Illiquid securities may prevent the Fund from entering into security transactions at advantageous times or prices, potentially reducing the return of the Fund's portfolio. Investments in smaller market capitalizations and over-the-counter markets have greater exposure to liquidity risk.
M Large Cap Growth Fund | Investing in a Small Number of Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investing in a Small Number of Securities Risk. As a result of the relatively small number of securities held by the Fund, there may be more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the strategy's performance.
M Large Cap Growth Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is actively managed. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Fund to incur losses or underperform relative to its benchmarks or other investments with similar investment objectives. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
M Large Cap Growth Fund | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the sub-adviser's control, including instances at third parties. The Fund and the sub-adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
M Large Cap Growth Fund | China Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China Investments Risk. There are special risks associated with investments in China and Taiwan, which are considered emerging market countries by the Fund. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested. Further, investors in Chinese issuers may have difficulty obtaining information regarding the issuer, particularly high-quality and reliable financial reporting. A reduction in spending on Chinese products and services or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Fund. The Fund may also invest in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities ("VIEs") that operate in sectors in which China restricts and/or prohibits foreign investments. Investments involving a VIE structure may pose additional risks because such investments are made through a company whose interests in the underlying operating company are established through contract rather than through equity ownership. The Chinese government's acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.
M Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	42.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.86%
M Large Cap Growth Fund | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Annual Return 2014	rr_AnnualReturn2014	10.21%
Annual Return 2015	rr_AnnualReturn2015	7.70%
Annual Return 2016	rr_AnnualReturn2016	(2.32%)
Annual Return 2017	rr_AnnualReturn2017	38.97%
Annual Return 2018	rr_AnnualReturn2018	(4.95%)
Annual Return 2019	rr_AnnualReturn2019	36.09%
Annual Return 2020	rr_AnnualReturn2020	28.89%
Annual Return 2021	rr_AnnualReturn2021	21.49%
Annual Return 2022	rr_AnnualReturn2022	(25.41%)
Annual Return 2023	rr_AnnualReturn2023	32.04%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.39%